Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Cash flows from operating activities:
Net (loss) / income, continuing operations	$ 771,825	$ (2,147,969)
Adjustments to reconcile net (loss)/income to net cash (used in)/ provided by operating activities:
Vessel depreciation	1,708,526	1,897,782
Amortization of deferred charges	69,777	71,010
Share-based compensation	96,174	74,706
Gain on sale of vessel (including $53,871 and $64,500 to related party)	(1,340,952)	(516,561)
Unrealized loss / (gain) on derivative	(142,216)	31,351
Amortization of debt discount	202,541
Changes in operating assets and liabilities	3,959,805	1,067
Net cash (used in) / provided by operating activities of continuing operations	5,325,480	(588,614)
Cash flows from investing activities:
Cash paid for vessel acquisition and capitalized expenses	(1,867)	(4,677,212)
Proceeds from sale of vessels	6,255,735	5,137,010
Net cash provided by investing activities of continuing operations	6,253,868	459,798
Cash flows from financing activities:
Proceeds from issuance of common stock, net of commissions paid		549,495
Investment in subsidiary spun-off	(3,298,356)	(486,577)
Due from spun-off subsidiary		639,313
Loan arrangement fees paid	(119,863)	(50,000)
Offering expenses paid	(12,488)	(240,981)
Proceeds from long-term bank loans	4,250,000	4,750,000
Repayment of long-term bank loans	(7,143,000)	(2,023,915)
Repayment of related party loan		(2,000,000)
Net cash provided by / (used in) financing activities of continuing operations	(6,323,707)	1,137,335
Net increase in cash and cash equivalents and restricted cash	5,255,641	1,008,519
Cash, cash equivalents and restricted cash at beginning of period	8,297,147	7,004,684
Cash, cash equivalents and restricted cash at end of period, continuing operations	13,552,788	8,013,203
Total cash, cash equivalents and restricted cash shown in the statement of cash flows, continuing operations	8,297,147	7,004,684
Net cash provided by operating activities of discontinued operations	360,977	533,045
Net cash used in investing activities of discontinued operations	(18,817,048)	(6,841,251)
Net cash provided by financing activities of discontinued operations	$ 18,054,670	$ 9,640,896